Schedule of Investments (unaudited)	iShares® Russell Mid-Cap Value ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.5%
BWX Technologies Inc.	46,805	$2,720,307
Curtiss-Wright Corp.	81,270	9,651,625
HEICO Corp.	60,596	8,448,294
HEICO Corp., Class A	106,388	13,211,262
Hexcel Corp.(a)	166,409	10,383,921
Howmet Aerospace Inc.(a)	723,893	24,952,592
Huntington Ingalls Industries Inc.	78,573	16,559,260
Mercury Systems Inc.(a)	110,178	7,302,598
Spirit AeroSystems Holdings Inc., Class A	147,882	6,978,551
Teledyne Technologies Inc.(a)	91,802	38,449,432
Textron Inc.	450,145	30,956,472
TransDigm Group Inc.(a)	73,867	47,813,370
Virgin Galactic Holdings Inc.(a)(b)	23,742	1,092,132
		218,519,816
Air Freight & Logistics — 0.2%
CH Robinson Worldwide Inc.	211,517	19,812,797
Expeditors International of Washington Inc.	90,982	11,518,321
XPO Logistics Inc.(a)	26,295	3,678,408
		35,009,526
Airlines — 1.1%
Alaska Air Group Inc.(a)	243,094	14,660,999
American Airlines Group Inc.(a)	1,273,699	27,015,156
Copa Holdings SA, Class A, NVS(a)	62,570	4,713,398
JetBlue Airways Corp.(a)	631,054	10,589,086
Southwest Airlines Co.(a)	1,184,580	62,889,352
United Airlines Holdings Inc.(a)(b)	650,333	34,005,913
		153,873,904
Auto Components — 0.9%
Aptiv PLC(a)	441,825	69,512,327
BorgWarner Inc.	477,898	23,197,169
Gentex Corp.	481,933	15,947,163
Lear Corp.	121,136	21,232,718
QuantumScape Corp.(a)	66,341	1,941,138
		131,830,515
Automobiles — 0.1%
Harley-Davidson Inc.	305,360	13,991,595
Thor Industries Inc.	62,962	7,114,706
		21,106,301
Banks — 4.7%
Bank of Hawaii Corp.	78,697	6,627,861
Bank OZK	243,780	10,277,765
BOK Financial Corp.	60,955	5,278,703
Citizens Financial Group Inc.	697,724	32,004,600
Comerica Inc.	281,631	20,091,556
Commerce Bancshares Inc.	214,094	15,962,849
Cullen/Frost Bankers Inc.	114,285	12,799,920
East West Bancorp. Inc.	281,576	20,186,183
Fifth Third Bancorp.	1,407,466	53,807,425
First Citizens BancShares Inc./NC, Class A(b)	12,045	10,030,353
First Hawaiian Inc.	258,734	7,332,522
First Horizon Corp.	1,091,769	18,865,768
First Republic Bank/CA	351,407	65,772,848
FNB Corp.	643,627	7,935,921
Huntington Bancshares Inc./OH	2,943,948	42,010,138
KeyCorp	1,943,706	40,137,529
M&T Bank Corp.	257,462	37,411,803
PacWest Bancorp.	235,026	9,673,670

Security	Shares	Value

Banks (continued)
People’s United Financial Inc.	856,439	$14,679,364
Pinnacle Financial Partners Inc.	149,835	13,228,932
Popular Inc.	166,137	12,468,582
Prosperity Bancshares Inc.	178,219	12,796,124
Regions Financial Corp.	1,920,115	38,747,921
Signature Bank/New York NY	113,020	27,763,363
Sterling Bancorp./DE	350,969	8,700,522
SVB Financial Group(a)	108,371	60,300,876
Synovus Financial Corp.	272,127	11,940,933
Umpqua Holdings Corp.	439,161	8,102,520
Webster Financial Corp.	178,700	9,531,858
Western Alliance Bancorp.	95,326	8,851,019
Wintrust Financial Corp.	114,438	8,654,946
Zions Bancorp. NA	322,356	17,039,738
		669,014,112
Beverages — 0.3%
Brown-Forman Corp., Class A	45,783	3,227,701
Brown-Forman Corp., Class B, NVS	184,432	13,821,334
Molson Coors Beverage Co., Class B(a)	357,998	19,220,913
		36,269,948
Biotechnology — 1.4%
Alexion Pharmaceuticals Inc.(a)	442,620	81,313,720
BioMarin Pharmaceutical Inc.(a)(b)	363,921	30,365,568
Exact Sciences Corp.(a)	25,545	3,175,499
Exelixis Inc.(a)	88,912	1,619,977
Horizon Therapeutics PLC(a)	354,092	33,157,175
Incyte Corp.(a)	53,072	4,464,947
Ionis Pharmaceuticals Inc.(a)(b)	22,100	881,569
Iovance Biotherapeutics Inc.(a)	201,606	5,245,788
Mirati Therapeutics Inc.(a)	12,994	2,098,921
Natera Inc.(a)	10,615	1,205,121
Sage Therapeutics Inc.(a)	102,486	5,822,230
Seagen Inc.(a)	28,483	4,496,896
Ultragenyx Pharmaceutical Inc.(a)	32,908	3,137,778
United Therapeutics Corp.(a)	88,244	15,831,856
		192,817,045
Building Products — 1.7%
A O Smith Corp.	264,070	19,028,884
Allegion PLC	42,803	5,962,458
Armstrong World Industries Inc.	49,031	5,259,065
AZEK Co. Inc. (The)(a)	99,027	4,204,687
Builders FirstSource Inc.(a)	408,782	17,438,640
Carrier Global Corp.	929,309	45,164,417
Fortune Brands Home & Security Inc.	205,349	20,454,814
Lennox International Inc.	67,944	23,834,755
Masco Corp.	504,757	29,735,235
Owens Corning	207,865	20,349,984
Trane Technologies PLC	245,952	45,289,601
		236,722,540
Capital Markets — 3.9%
Affiliated Managers Group Inc.	82,797	12,768,125
Ameriprise Financial Inc.	102,577	25,529,364
Ares Management Corp., Class A	33,188	2,110,425
Carlyle Group Inc. (The)	323,766	15,048,644
Cboe Global Markets Inc.	212,160	25,257,648
Evercore Inc., Class A	78,835	11,097,603
FactSet Research Systems Inc.	10,513	3,528,268
Franklin Resources Inc.	576,847	18,453,336
Interactive Brokers Group Inc., Class A	160,146	10,526,397

Schedule of Investments (unaudited) (continued)	iShares® Russell Mid-Cap Value ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Invesco Ltd.	665,377	$17,785,527
Janus Henderson Group PLC	161,729	6,276,702
Jefferies Financial Group Inc.	436,440	14,926,248
KKR & Co. Inc.	1,102,602	65,318,142
Lazard Ltd., Class A	203,151	9,192,583
Morningstar Inc.	4,386	1,127,684
MSCI Inc.	46,571	24,826,069
Nasdaq Inc.	229,382	40,325,356
Northern Trust Corp.	412,106	47,647,696
Raymond James Financial Inc.	233,088	30,278,131
SEI Investments Co.	218,491	13,539,887
State Street Corp.	697,011	57,350,065
Stifel Financial Corp.	203,502	13,199,140
T Rowe Price Group Inc.	302,253	59,837,026
Tradeweb Markets Inc., Class A	209,349	17,702,551
Virtu Financial Inc., Class A	186,139	5,143,021
		548,795,638
Chemicals — 3.4%
Albemarle Corp.	232,420	39,153,473
Ashland Global Holdings Inc.	110,438	9,663,325
Axalta Coating Systems Ltd.(a)	342,804	10,452,094
Celanese Corp.	142,968	21,673,949
CF Industries Holdings Inc.	430,895	22,169,548
Chemours Co. (The)	159,224	5,540,995
Corteva Inc.	1,479,513	65,616,401
Diversey Holdings Ltd.(a)	23,321	417,679
Eastman Chemical Co.	271,260	31,669,605
Element Solutions Inc.	461,491	10,789,660
FMC Corp.	192,029	20,777,538
Huntsman Corp.	420,503	11,151,740
International Flavors & Fragrances Inc.	497,913	74,388,202
LyondellBasell Industries NV, Class A	462,830	47,611,322
Mosaic Co. (The)	689,004	21,986,118
NewMarket Corp.	13,354	4,299,721
Olin Corp.	264,984	12,258,160
PPG Industries Inc.	274,768	46,647,363
RPM International Inc.	105,948	9,395,469
Valvoline Inc.	359,633	11,673,687
Westlake Chemical Corp.	52,906	4,766,301
		482,102,350
Commercial Services & Supplies — 0.6%
ADT Inc.	328,340	3,542,789
Cintas Corp.	11,205	4,280,310
Clean Harbors Inc.(a)	101,007	9,407,792
Driven Brands Holdings Inc.(a)(b)	74,920	2,316,527
MSA Safety Inc.	52,138	8,633,010
Republic Services Inc.	419,725	46,173,947
Rollins Inc.	32,092	1,097,546
Stericycle Inc.(a)	182,389	13,049,933
		88,501,854
Communications Equipment — 1.1%
Arista Networks Inc.(a)	12,734	4,613,655
Ciena Corp.(a)	308,894	17,572,980
F5 Networks Inc.(a)	118,775	22,170,541
Juniper Networks Inc.	647,016	17,695,888
Lumentum Holdings Inc.(a)(b)	150,919	12,379,886
Motorola Solutions Inc.	332,966	72,203,677
Ubiquiti Inc.	1,452	453,300

Security	Shares	Value

Communications Equipment (continued)
ViaSat Inc.(a)(b)	123,516	$6,156,037
		153,245,964
Construction & Engineering — 0.5%
AECOM(a)	281,122	17,800,645
MasTec Inc.(a)	111,969	11,879,911
Quanta Services Inc.	276,025	24,999,584
Valmont Industries Inc.	41,824	9,872,555
		64,552,695
Construction Materials — 0.7%
Eagle Materials Inc.	82,382	11,707,306
Martin Marietta Materials Inc.	124,868	43,929,811
Vulcan Materials Co.	264,381	46,020,801
		101,657,918
Consumer Finance — 1.1%
Ally Financial Inc.	739,094	36,836,445
Credit Acceptance Corp.(a)(b)	17,424	7,912,413
Discover Financial Services	275,929	32,639,641
OneMain Holdings Inc.	176,660	10,583,701
Santander Consumer USA Holdings Inc.	120,219	4,366,354
SLM Corp.	641,980	13,443,061
Synchrony Financial	947,125	45,954,505
		151,736,120
Containers & Packaging — 2.0%
Amcor PLC	3,099,144	35,516,190
AptarGroup Inc.	131,009	18,451,308
Ardagh Group SA	35,017	858,617
Avery Dennison Corp.	77,441	16,281,196
Ball Corp.	455,043	36,867,584
Berry Global Group Inc.(a)	269,416	17,571,312
Crown Holdings Inc.	226,943	23,195,844
Graphic Packaging Holding Co.	404,190	7,332,007
International Paper Co.	785,675	48,169,734
Packaging Corp. of America	187,246	25,356,853
Sealed Air Corp.	138,732	8,219,871
Silgan Holdings Inc.	167,050	6,932,575
Sonoco Products Co.	199,976	13,378,394
Westrock Co.	519,614	27,653,857
		285,785,342
Distributors — 0.4%
Genuine Parts Co.	283,104	35,804,163
LKQ Corp.(a)	558,010	27,465,252
		63,269,415
Diversified Consumer Services — 0.4%
Bright Horizons Family Solutions Inc.(a)	24,481	3,601,400
Chegg Inc.(a)(b)	66,533	5,529,558
frontdoor Inc.(a)	54,232	2,701,838
Grand Canyon Education Inc.(a)	91,480	8,230,455
H&R Block Inc.	70,648	1,658,815
Service Corp. International	326,357	17,489,472
Terminix Global Holdings Inc.(a)(b)	256,589	12,241,861
		51,453,399
Diversified Financial Services — 0.3%
Equitable Holdings Inc.	765,189	23,300,005
Voya Financial Inc.	240,213	14,773,100
		38,073,105
Diversified Telecommunication Services — 0.2%
Lumen Technologies Inc.	2,207,701	30,002,657

Schedule of Investments (unaudited) (continued)	iShares® Russell Mid-Cap Value ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Electric Utilities — 3.1%
Alliant Energy Corp.	503,464	$28,073,153
Avangrid Inc.	113,153	5,819,459
Edison International	749,182	43,317,703
Entergy Corp.	402,778	40,156,967
Evergy Inc.	456,307	27,574,632
Eversource Energy	687,981	55,203,595
FirstEnergy Corp.	1,093,398	40,685,339
Hawaiian Electric Industries Inc.	213,582	9,030,247
IDACORP Inc.	100,558	9,804,405
NRG Energy Inc.	265,016	10,680,145
OGE Energy Corp.	398,981	13,425,711
PG&E Corp.(a)	3,013,537	30,647,671
Pinnacle West Capital Corp.	227,617	18,657,765
PPL Corp.	1,541,037	43,102,805
Xcel Energy Inc.	1,078,826	71,073,057
		447,252,654
Electrical Equipment — 1.4%
Acuity Brands Inc.(b)	71,224	13,321,025
AMETEK Inc.	462,222	61,706,637
ChargePoint Holdings Inc.(a)(b)	249,580	8,670,409
Hubbell Inc.	109,306	20,422,733
nVent Electric PLC	332,104	10,374,929
Regal Beloit Corp.	80,831	10,791,747
Rockwell Automation Inc.	91,038	26,038,689
Sensata Technologies Holding PLC(a)	312,401	18,109,886
Shoals Technologies Group Inc., Class A(a)(b)	177,082	6,286,411
Sunrun Inc.(a)	397,688	22,183,036
		197,905,502
Electronic Equipment, Instruments & Components — 1.5%
Amphenol Corp., Class A	336,804	23,040,762
Arrow Electronics Inc.(a)	147,375	16,775,696
Avnet Inc.	197,822	7,928,706
Coherent Inc.(a)	5,019	1,326,722
Corning Inc.	1,012,290	41,402,661
IPG Photonics Corp.(a)	67,559	14,239,410
Jabil Inc.	60,155	3,496,209
Keysight Technologies Inc.(a)	207,547	32,047,332
Littelfuse Inc.	48,164	12,271,706
National Instruments Corp.	263,927	11,158,834
SYNNEX Corp.	82,911	10,095,243
Trimble Inc.(a)	501,102	41,005,177
Vontier Corp.	154,813	5,043,807
		219,832,265
Energy Equipment & Services — 0.6%
Baker Hughes Co.	1,482,926	33,914,518
Halliburton Co.	1,686,538	38,992,758
NOV Inc.(a)	791,352	12,123,513
		85,030,789
Entertainment — 0.6%
Liberty Media Corp.-Liberty Formula One,
Class A(a)(b)	49,920	2,128,090
Liberty Media Corp.-Liberty Formula One,
Class C, NVS(a)(b)	395,017	19,043,769
Live Nation Entertainment Inc.(a)	165,264	14,475,474
Madison Square Garden Sports Corp.(a)	23,187	4,001,381
Take-Two Interactive Software Inc.(a)	182,474	32,301,547
World Wrestling Entertainment Inc., Class A	12,067	698,559
Zynga Inc., Class A(a)	1,044,118	11,098,974
		83,747,794

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) — 9.9%
Alexandria Real Estate Equities Inc.	293,418	$53,384,471
American Campus Communities Inc.	273,291	12,768,156
American Homes 4 Rent, Class A	554,470	21,541,160
Americold Realty Trust.	503,642	19,062,850
Apartment Income REIT Corp.	311,689	14,783,409
AvalonBay Communities Inc.	279,516	58,332,194
Boston Properties Inc.	312,765	35,839,741
Brixmor Property Group Inc.	591,419	13,537,581
Camden Property Trust	188,396	24,994,497
CoreSite Realty Corp.	18,509	2,491,311
Cousins Properties Inc.	295,498	10,868,417
CubeSmart.	400,463	18,549,446
CyrusOne Inc.	244,283	17,471,120
Douglas Emmett Inc.	332,131	11,166,244
Duke Realty Corp.	752,774	35,643,849
EPR Properties(a)	148,283	7,811,549
Equity LifeStyle Properties Inc.	163,619	12,158,528
Equity Residential	736,537	56,713,349
Essex Property Trust Inc.	130,209	39,064,002
Extra Space Storage Inc.	240,098	39,332,854
Federal Realty Investment Trust.	154,955	18,156,077
First Industrial Realty Trust Inc.	257,304	13,438,988
Gaming and Leisure Properties Inc.	442,325	20,492,917
Healthcare Trust of America Inc., Class A	433,957	11,586,652
Healthpeak Properties Inc.	1,082,670	36,042,084
Highwoods Properties Inc.	205,335	9,274,982
Host Hotels & Resorts Inc.(a)	1,396,024	23,858,050
Hudson Pacific Properties Inc.	292,699	8,142,886
Invitation Homes Inc.	1,140,266	42,520,519
Iron Mountain Inc.	169,181	7,159,740
JBG SMITH Properties	251,658	7,929,744
Kilroy Realty Corp.	233,003	16,226,329
Kimco Realty Corp.	824,649	17,193,932
Lamar Advertising Co., Class A	21,656	2,261,320
Life Storage Inc.	152,285	16,347,795
Medical Properties Trust Inc.	1,156,816	23,252,002
Mid-America Apartment Communities Inc.	227,321	38,285,403
National Retail Properties Inc.	353,330	16,564,110
Omega Healthcare Investors Inc.	468,946	17,018,050
Park Hotels & Resorts Inc.(a)	468,272	9,651,086
Rayonier Inc.	275,327	9,892,499
Realty Income Corp.	749,716	50,036,046
Regency Centers Corp.	339,032	21,721,780
Rexford Industrial Realty Inc.	267,696	15,245,287
SBA Communications Corp.	180,966	57,673,864
Simon Property Group Inc.	85,271	11,126,160
SL Green Realty Corp.	139,451	11,156,080
Spirit Realty Capital Inc.	227,423	10,879,916
STORE Capital Corp.	488,387	16,854,235
Sun Communities Inc.	222,145	38,075,653
UDR Inc.	591,504	28,971,866
Ventas Inc.	752,863	42,988,477
VEREIT Inc.	456,537	20,968,745
VICI Properties Inc.	1,071,821	33,247,888
Vornado Realty Trust	349,569	16,314,385
Weingarten Realty Investors	242,128	7,765,045
Welltower Inc.	836,998	69,554,534
Weyerhaeuser Co.	1,502,169	51,704,657
WP Carey Inc.	352,060	26,270,717
		1,401,365,228

Schedule of Investments (unaudited) (continued)	iShares® Russell Mid-Cap Value ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Food & Staples Retailing — 0.7%
Albertsons Companies Inc., Class A(b)	309,673	$6,088,171
Casey’s General Stores Inc.	74,704	14,540,387
Grocery Outlet Holding Corp.(a)(b)	174,271	6,040,233
Kroger Co. (The)	1,499,530	57,446,994
U.S. Foods Holding Corp.(a)	440,607	16,901,684
		101,017,469
Food Products — 2.8%
Archer-Daniels-Midland Co.	1,115,903	67,623,722
Beyond Meat Inc.(a)(b)	14,061	2,214,467
Bunge Ltd.	274,739	21,470,853
Campbell Soup Co.	389,279	17,747,230
Conagra Brands Inc.	942,811	34,299,464
Darling Ingredients Inc.(a)	305,262	20,605,185
Flowers Foods Inc.	373,894	9,048,235
Hain Celestial Group Inc. (The)(a)(b)	168,662	6,766,719
Hershey Co. (The)	41,462	7,221,851
Hormel Foods Corp.	564,336	26,947,044
Ingredion Inc.	134,003	12,127,271
JM Smucker Co. (The)	211,685	27,428,025
Kellogg Co.	279,279	17,966,018
Lamb Weston Holdings Inc.	205,019	16,536,833
McCormick & Co. Inc./MD, NVS	501,149	44,261,480
Pilgrim’s Pride Corp.(a)	56,038	1,242,923
Post Holdings Inc.(a)	117,622	12,758,458
Seaboard Corp.	507	1,961,446
Tyson Foods Inc., Class A	576,954	42,556,127
		390,783,351
Gas Utilities — 0.4%
Atmos Energy Corp.	258,065	24,802,627
National Fuel Gas Co.	174,088	9,096,098
UGI Corp.	420,121	19,455,804
		53,354,529
Health Care Equipment & Supplies — 2.2%
Cooper Companies Inc. (The)	97,299	38,556,675
DENTSPLY SIRONA Inc.	433,607	27,429,979
Envista Holdings Corp.(a)	320,841	13,863,540
Globus Medical Inc., Class A(a)	146,259	11,339,460
Hill-Rom Holdings Inc.	132,707	15,074,188
Hologic Inc.(a)	510,383	34,052,754
ICU Medical Inc.(a)	39,717	8,173,759
Integra LifeSciences Holdings Corp.(a)	146,421	9,991,769
Masimo Corp.(a)	27,447	6,654,525
Quidel Corp.(a)(b)	74,951	9,602,722
ResMed Inc.	28,713	7,078,329
STERIS PLC	171,440	35,368,072
Tandem Diabetes Care Inc.(a)(b)	7,303	711,312
Teleflex Inc.	76,755	30,839,391
Zimmer Biomet Holdings Inc.	418,320	67,274,222
		316,010,697
Health Care Providers & Services — 2.1%
Acadia Healthcare Co. Inc.(a)(b)	179,790	11,281,822
agilon health Inc.(a)	6,714	272,387
Amedisys Inc.(a)	7,419	1,817,136
AmerisourceBergen Corp.	295,404	33,820,804
Cardinal Health Inc.	237,054	13,533,413
Chemed Corp.	22,889	10,860,831
DaVita Inc.(a)	41,657	5,016,753
Encompass Health Corp.	83,137	6,487,180
Henry Schein Inc.(a)(b)	280,941	20,843,013

Security	Shares	Value

Health Care Providers & Services (continued)
Laboratory Corp. of America Holdings(a)	196,090	$54,091,426
McKesson Corp.	273,880	52,376,811
Molina Healthcare Inc.(a)	97,568	24,690,558
Oak Street Health Inc.(a)(b)	19,852	1,162,732
Premier Inc., Class A	241,768	8,411,109
Quest Diagnostics Inc.	262,323	34,618,766
Signify Health Inc., Class A(a)(b)	45,602	1,387,669
Universal Health Services Inc., Class B	151,231	22,144,755
		302,817,165
Health Care Technology — 0.8%
Cerner Corp.	605,134	47,297,273
Certara Inc.(a)(b)	28,799	815,876
Change Healthcare Inc.(a)	492,073	11,337,362
Teladoc Health Inc.(a)(b)	294,258	48,932,163
		108,382,674
Hotels, Restaurants & Leisure — 2.8%
Aramark	462,818	17,239,970
Boyd Gaming Corp.(a)	128,859	7,923,540
Caesars Entertainment Inc.(a)	150,781	15,643,529
Carnival Corp.(a)	1,709,820	45,070,855
Darden Restaurants Inc.	83,293	12,159,945
Domino’s Pizza Inc.	24,699	11,521,837
Hilton Worldwide Holdings Inc.(a)	180,432	21,763,708
Hyatt Hotels Corp., Class A(a)	80,707	6,266,091
Marriott Vacations Worldwide Corp.(a)	83,057	13,230,980
MGM Resorts International	820,754	35,005,158
Norwegian Cruise Line Holdings Ltd.(a)(b)	736,687	21,665,965
Penn National Gaming Inc.(a)	291,829	22,322,000
Planet Fitness Inc., Class A(a)	51,840	3,900,960
Royal Caribbean Cruises Ltd.(a)	440,500	37,565,840
Six Flags Entertainment Corp.(a)	94,929	4,108,527
Travel + Leisure Co.	56,624	3,366,297
Wyndham Hotels & Resorts Inc.	67,488	4,878,708
Yum China Holdings Inc.	778,646	51,585,297
Yum! Brands Inc.	547,174	62,941,425
		398,160,632
Household Durables — 1.8%
DR Horton Inc.	392,826	35,499,686
Garmin Ltd.	304,041	43,976,490
Leggett & Platt Inc.	267,940	13,881,971
Lennar Corp., Class A	542,180	53,865,583
Lennar Corp., Class B	31,333	2,552,073
Mohawk Industries Inc.(a)	112,834	21,685,566
Newell Brands Inc.	758,836	20,845,225
NVR Inc.(a)	2,186	10,871,634
PulteGroup Inc.	370,553	20,221,077
Toll Brothers Inc.	133,343	7,708,559
TopBuild Corp.(a)	11,319	2,238,672
Whirlpool Corp.	122,274	26,658,178
		260,004,714
Household Products — 0.4%
Church & Dwight Co. Inc.	467,091	39,805,495
Clorox Co. (The)	47,177	8,487,614
Reynolds Consumer Products Inc.	108,378	3,289,272
Spectrum Brands Holdings Inc.	84,538	7,189,112
		58,771,493
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp. (The)	1,318,243	34,366,595
Brookfield Renewable Corp., Class A	190,806	8,002,404

Schedule of Investments (unaudited) (continued)	iShares® Russell Mid-Cap Value ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Independent Power and Renewable Electricity Producers (continued)
Vistra Corp.	955,419	$17,723,022
		60,092,021
Industrial Conglomerates — 0.1%
Carlisle Companies Inc.	63,221	12,099,235

Insurance — 5.5%
Aflac Inc.	1,345,537	72,201,514
Alleghany Corp.(a)	23,980	15,996,339
American Financial Group Inc./OH	135,245	16,867,756
Arch Capital Group Ltd.(a)	590,068	22,977,248
Arthur J Gallagher & Co.	405,718	56,832,978
Assurant Inc.	120,494	18,818,753
Assured Guaranty Ltd.	144,948	6,882,131
Athene Holding Ltd., Class A(a)	230,328	15,547,140
Axis Capital Holdings Ltd.	156,635	7,676,681
Brighthouse Financial Inc.(a)	171,700	7,819,218
Brown & Brown Inc.	440,637	23,415,450
Cincinnati Financial Corp.	300,930	35,094,457
CNA Financial Corp.	56,013	2,548,031
Erie Indemnity Co., Class A, NVS	15,414	2,980,297
Everest Re Group Ltd.	61,141	15,408,143
Fidelity National Financial Inc.	522,461	22,706,155
First American Financial Corp.	212,264	13,234,660
Globe Life Inc.	202,348	19,273,647
GoHealth Inc., Class A(a)	13,671	153,252
Hanover Insurance Group Inc. (The)	71,416	9,686,866
Hartford Financial Services Group Inc. (The)	712,824	44,173,703
Kemper Corp.	122,869	9,080,019
Lemonade Inc.(a)	68,899	7,538,240
Lincoln National Corp.	320,544	20,142,985
Loews Corp.	442,466	24,180,767
Markel Corp.(a)	22,467	26,661,814
Mercury General Corp.	54,503	3,539,970
Old Republic International Corp.	558,402	13,909,794
Primerica Inc.	78,156	11,968,810
Principal Financial Group Inc.	540,566	34,158,366
Prudential Financial Inc.	789,858	80,936,749
Reinsurance Group of America Inc.	135,128	15,404,592
RenaissanceRe Holdings Ltd.	54,674	8,136,585
Unum Group	405,906	11,527,730
W R Berkley Corp.	275,424	20,499,808
White Mountains Insurance Group Ltd.	6,022	6,913,437
Willis Towers Watson PLC	257,566	59,245,331
		784,139,416
Interactive Media & Services — 0.9%
IAC/InterActiveCorp.(a)	152,503	23,511,388
TripAdvisor Inc.(a)	75,958	3,061,107
Twitter Inc.(a)	1,397,498	96,161,837
Vimeo Inc.(a)	19,998	979,902
		123,714,234
Internet & Direct Marketing Retail — 0.2%
DoorDash Inc., Class A(a)(b)	20,078	3,580,510
Qurate Retail Inc., Series A	741,287	9,703,447
Wayfair Inc., Class A(a)(b)	66,896	21,119,736
		34,403,693
IT Services — 2.1%
Akamai Technologies Inc.(a)	323,196	37,684,653
Alliance Data Systems Corp.	99,242	10,340,024
Amdocs Ltd.	261,096	20,198,386

Security	Shares	Value

IT Services (continued)
Broadridge Financial Solutions Inc.	21,226	$3,428,636
Concentrix Corp.(a)	84,699	13,619,599
DXC Technology Co.(a)	506,273	19,714,271
Euronet Worldwide Inc.(a)	29,491	3,991,607
Fastly Inc., Class A(a)	210,890	12,569,044
FleetCor Technologies Inc.(a)	125,418	32,114,533
Genpact Ltd.	347,053	15,766,618
GoDaddy Inc., Class A(a)	300,757	26,153,829
Jack Henry & Associates Inc.	108,864	17,800,353
Paychex Inc.	82,270	8,827,571
Paysafe Ltd.(a)(b)	615,361	7,452,022
StoneCo Ltd., Class A(a)	30,440	2,041,306
VeriSign Inc.(a)	198,002	45,083,075
Western Union Co. (The)	612,408	14,067,012
WEX Inc.(a)(b)	29,311	5,683,403
		296,535,942
Leisure Products — 0.3%
Brunswick Corp./DE	135,363	13,484,862
Hasbro Inc.	256,779	24,270,751
Hayward Holdings Inc.(a)	76,517	1,990,972
Polaris Inc.	35,204	4,821,540
		44,568,125
Life Sciences Tools & Services — 1.2%
Adaptive Biotechnologies Corp.(a)	23,660	966,748
Agilent Technologies Inc.	63,151	9,334,349
Bio-Rad Laboratories Inc., Class A(a)	42,543	27,410,029
Charles River Laboratories International Inc.(a)(b)	6,262	2,316,439
IQVIA Holdings Inc.(a)	193,770	46,954,346
PerkinElmer Inc.	225,332	34,793,514
PPD Inc.(a)	188,850	8,704,097
QIAGEN NV(a)(b)	454,549	21,991,081
Repligen Corp.(a)	6,332	1,263,994
Syneos Health Inc.(a)	178,431	15,967,790
Waters Corp.(a)(b)	8,539	2,951,164
		172,653,551
Machinery — 5.3%
AGCO Corp.	112,275	14,638,415
Allison Transmission Holdings Inc.	52,370	2,081,184
Colfax Corp.(a)(b)	233,309	10,687,885
Crane Co.	99,945	9,231,920
Cummins Inc.	292,758	71,377,328
Donaldson Co. Inc.	220,493	14,007,920
Dover Corp.	288,280	43,414,968
Flowserve Corp.	259,713	10,471,628
Fortive Corp.	656,028	45,751,393
Gates Industrial Corp. PLC(a)	145,052	2,621,090
Graco Inc.	126,935	9,608,980
IDEX Corp.	151,650	33,370,582
Ingersoll Rand Inc.(a)	754,028	36,804,107
ITT Inc.	172,559	15,804,679
Middleby Corp. (The)(a)	76,809	13,307,927
Nordson Corp.	96,003	21,073,619
Oshkosh Corp.	137,513	17,139,620
Otis Worldwide Corp.	861,299	70,428,419
PACCAR Inc.	683,228	60,978,099
Parker-Hannifin Corp.	215,062	66,047,691
Pentair PLC	329,807	22,258,674
Snap-on Inc.	106,517	23,799,093
Stanley Black & Decker Inc.	323,489	66,312,010

Schedule of Investments (unaudited) (continued)	iShares® Russell Mid-Cap Value ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Timken Co. (The)	129,953	$10,472,912
Toro Co. (The)	11,573	1,271,641
Westinghouse Air Brake Technologies Corp.	361,797	29,775,893
Woodward Inc.	115,783	14,227,415
Xylem Inc./NY	121,802	14,611,368
		751,576,460
Marine — 0.1%
Kirby Corp.(a)	118,941	7,212,582

Media — 2.5%
Altice USA Inc., Class A(a)	127,946	4,368,076
Cable One Inc.	5,071	9,699,860
Discovery Inc., Class A(a)(b)	329,471	10,108,170
Discovery Inc., Class C, NVS(a)	633,910	18,370,712
DISH Network Corp., Class A(a)	497,330	20,788,394
Fox Corp., Class A, NVS.	643,138	23,879,714
Fox Corp., Class B	303,354	10,678,061
Interpublic Group of Companies Inc. (The)	784,084	25,474,889
Liberty Broadband Corp., Class A(a)(b)	49,392	8,306,253
Liberty Broadband Corp., Class C, NVS(a)	304,395	52,861,236
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	159,409	7,425,271
Liberty Media Corp.-Liberty SiriusXM,
Class C, NVS(a)	323,532	15,008,649
New York Times Co. (The), Class A	331,117	14,420,145
News Corp., Class A, NVS	783,180	20,182,549
News Corp., Class B.	242,114	5,895,476
Nexstar Media Group Inc., Class A	76,505	11,313,559
Omnicom Group Inc.	428,510	34,276,515
Sirius XM Holdings Inc.(b)	1,797,911	11,758,338
ViacomCBS Inc., Class A	16,320	790,704
ViacomCBS Inc., Class B, NVS	1,169,923	52,880,520
		358,487,091
Metals & Mining — 1.1%
Alcoa Corp.(a)	372,529	13,723,969
Cleveland-Cliffs Inc.(a)(b)	908,818	19,594,116
Nucor Corp.	599,195	57,480,776
Reliance Steel & Aluminum Co.	126,363	19,068,177
Royal Gold Inc.	130,701	14,912,984
Steel Dynamics Inc.	325,420	19,395,032
United States Steel Corp.	533,336	12,800,064
		156,975,118
Mortgage Real Estate Investment — 0.5%
AGNC Investment Corp.	1,045,701	17,661,890
Annaly Capital Management Inc.	2,816,008	25,006,151
New Residential Investment Corp.	863,147	9,140,726
Starwood Property Trust Inc.	545,587	14,278,012
		66,086,779
Multi-Utilities — 2.5%
Ameren Corp.	511,424	40,934,377
CenterPoint Energy Inc.	1,159,446	28,429,616
CMS Energy Corp.	576,763	34,075,158
Consolidated Edison Inc.	689,208	49,429,998
DTE Energy Co.	386,253	50,058,389
MDU Resources Group Inc.	398,014	12,473,759
NiSource Inc.	781,448	19,145,476
Public Service Enterprise Group Inc.	1,011,934	60,452,937
WEC Energy Group Inc.	632,810	56,288,449
		351,288,159

Security	Shares	Value

Multiline Retail — 0.5%
Dollar Tree Inc.(a)	465,212	$46,288,594
Kohl’s Corp.	313,568	17,280,733
Nordstrom Inc.(a)(b)	34,606	1,265,541
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	130,134	10,948,173
		75,783,041
Oil, Gas & Consumable Fuels — 4.5%
Antero Midstream Corp.	666,815	6,928,208
APA Corp.	754,632	16,322,690
Cabot Oil & Gas Corp.	689,985	12,047,138
Cimarex Energy Co.	160,452	11,624,747
Continental Resources Inc./OK	116,347	4,424,676
Devon Energy Corp.	1,354,969	39,551,545
Diamondback Energy Inc.	189,563	17,798,070
EQT Corp.(a)	565,481	12,587,607
Hess Corp.	518,993	45,318,469
HollyFrontier Corp.	298,097	9,807,391
Marathon Oil Corp.	1,573,235	21,427,461
Marathon Petroleum Corp.	1,305,764	78,894,261
Occidental Petroleum Corp.	1,481,082	46,313,434
ONEOK Inc.	888,142	49,416,221
Phillips 66	877,094	75,272,207
Pioneer Natural Resources Co.	240,369	39,064,770
Targa Resources Corp.	449,721	19,990,099
Valero Energy Corp.	814,874	63,625,362
Williams Companies Inc. (The)	2,430,669	64,534,262
		634,948,618
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	188,465	11,362,555

Personal Products — 0.1%
Coty Inc., Class A(a)	575,310	5,373,395
Herbalife Nutrition Ltd.(a)(b)	178,850	9,430,761
		14,804,156
Pharmaceuticals — 1.1%
Catalent Inc.(a)	247,904	26,803,381
Elanco Animal Health Inc.(a)	888,070	30,807,148
Jazz Pharmaceuticals PLC(a)	118,395	21,031,688
Nektar Therapeutics(a)(b)	358,427	6,150,607
Organon & Co.(a)	506,042	15,312,831
Perrigo Co. PLC	266,392	12,214,073
Royalty Pharma PLC, Class A	264,714	10,850,627
Viatris Inc.	2,419,796	34,578,885
		157,749,240
Professional Services — 2.3%
CACI International Inc., Class A(a)(b)	46,369	11,829,659
Clarivate PLC(a)	822,068	22,631,532
CoStar Group Inc.(a)	175,101	14,501,865
Dun & Bradstreet Holdings Inc.(a)	319,394	6,825,450
Equifax Inc.	150,609	36,072,361
FTI Consulting Inc.(a)	66,894	9,138,389
IHS Markit Ltd.	747,607	84,225,405
Jacobs Engineering Group Inc.	259,880	34,673,190
Leidos Holdings Inc.	281,634	28,473,197
ManpowerGroup Inc.	108,334	12,881,996
Nielsen Holdings PLC	722,722	17,829,552
Robert Half International Inc.	26,953	2,398,008
Science Applications International Corp.	115,481	10,131,148
TransUnion	121,064	13,294,038

Schedule of Investments (unaudited) (continued)	iShares® Russell Mid-Cap Value ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services (continued)
Verisk Analytics Inc.	114,980	$20,089,306
		324,995,096
Real Estate Management & Development — 0.6%
CBRE Group Inc., Class A(a)	634,280	54,376,824
Howard Hughes Corp. (The)(a)	82,754	8,065,205
Jones Lang LaSalle Inc.(a)	101,971	19,931,252
Opendoor Technologies Inc.(a)(b)	552,624	9,798,023
		92,171,304
Road & Rail — 0.6%
AMERCO	17,801	10,491,909
JB Hunt Transport Services Inc.	18,784	3,060,853
Kansas City Southern.	133,572	37,850,298
Knight-Swift Transportation Holdings Inc.	320,724	14,580,113
Landstar System Inc.	8,615	1,361,342
Old Dominion Freight Line Inc.	16,115	4,089,987
Ryder System Inc.	104,610	7,775,661
Schneider National Inc., Class B	103,273	2,248,253
TuSimple Holdings Inc., Class A(a)(b)	63,199	4,502,297
		85,960,713
Semiconductors & Semiconductor Equipment — 1.8%
Brooks Automation Inc.	25,697	2,448,410
Cirrus Logic Inc.(a)	116,353	9,903,967
Cree Inc.(a)(b)	230,066	22,530,363
First Solar Inc.(a)(b)	211,435	19,136,982
Marvell Technology Inc.	1,616,393	94,284,204
Maxim Integrated Products Inc.	27,747	2,923,424
Microchip Technology Inc.	78,695	11,783,789
MKS Instruments Inc.	17,204	3,061,452
ON Semiconductor Corp.(a)	387,749	14,843,032
Qorvo Inc.(a)	226,970	44,406,681
Skyworks Solutions Inc.	173,772	33,320,781
		258,643,085
Software — 2.0%
ANSYS Inc.(a)	102,330	35,514,650
Black Knight Inc.(a)	303,198	23,643,380
C3.ai Inc., Class A(a)(b)	26,927	1,683,745
CDK Global Inc.	205,437	10,208,165
Ceridian HCM Holding Inc.(a)	257,663	24,715,035
Citrix Systems Inc.	159,124	18,660,471
Cloudflare Inc., Class A(a)	28,585	3,025,436
Datto Holding Corp.(a)(b)	47,540	1,323,514
Dolby Laboratories Inc., Class A	128,074	12,588,393
Duck Creek Technologies Inc.(a)(b)	111,132	4,835,353
Dynatrace Inc.(a)	21,646	1,264,559
FireEye Inc.(a)	330,535	6,683,418
Guidewire Software Inc.(a)	167,348	18,863,467
Jamf Holding Corp.(a)	16,143	541,920
Manhattan Associates Inc.(a)(b)	58,952	8,538,608
McAfee Corp., Class A	21,788	610,500
Medallia Inc.(a)	93,568	3,157,920
NortonLifeLock Inc.	805,986	21,938,939
Nuance Communications Inc.(a)	352,445	19,187,106
Pegasystems Inc.	4,556	634,150
SolarWinds Corp.(a)(b)	139,246	2,351,865
SS&C Technologies Holdings Inc.	447,138	32,220,764
Synopsys Inc.(a)	110,822	30,563,599
Teradata Corp.(a)	31,703	1,584,199
Tyler Technologies Inc.(a)	10,762	4,868,406
		289,207,562

Security	Shares	Value

Specialty Retail — 2.2%
Advance Auto Parts Inc.	130,464	$26,763,385
AutoNation Inc.(a)	101,267	9,601,124
AutoZone Inc.(a)	34,722	51,812,863
Best Buy Co. Inc.	386,707	44,463,571
Burlington Stores Inc.(a)	7,677	2,471,917
CarMax Inc.(a)(b)	299,657	38,700,702
Dick’s Sporting Goods Inc.	126,038	12,627,747
Foot Locker Inc.	179,043	11,034,420
Gap Inc. (The)	401,515	13,510,980
L Brands Inc.	199,010	14,340,661
Leslie’s Inc.(a)(b)	24,783	681,285
Lithia Motors Inc.	52,462	18,028,042
O’Reilly Automotive Inc.(a)	96,188	54,462,607
Penske Automotive Group Inc.	63,553	4,797,616
Petco Health & Wellness Co. Inc.(a)(b)	139,484	3,125,836
Vroom Inc.(a)(b)	172,213	7,208,836
Williams-Sonoma Inc.	35,852	5,723,772
		319,355,364
Technology Hardware, Storage & Peripherals — 1.1%
Hewlett Packard Enterprise Co.	2,613,884	38,110,429
HP Inc.	1,635,169	49,365,752
NCR Corp.(a)	167,779	7,652,400
NetApp Inc.	149,632	12,242,890
Pure Storage Inc., Class A(a)	34,032	664,645
Western Digital Corp.(a)	616,460	43,873,458
Xerox Holdings Corp.	305,464	7,175,350
		159,084,924
Textiles, Apparel & Luxury Goods — 1.1%
Capri Holdings Ltd.(a)(b)	294,605	16,848,460
Carter’s Inc.	85,522	8,823,305
Columbia Sportswear Co.	74,705	7,347,984
Deckers Outdoor Corp.(a)	48,062	18,459,172
Hanesbrands Inc.	278,259	5,195,096
PVH Corp.(a)(b)	142,814	15,365,358
Ralph Lauren Corp.	95,615	11,264,403
Skechers U.S.A. Inc., Class A(a)	233,337	11,627,183
Tapestry Inc.(a)	501,108	21,788,176
Under Armour Inc., Class A(a)	375,882	7,949,904
Under Armour Inc., Class C, NVS(a)	400,627	7,439,643
VF Corp.	230,682	18,925,151
		151,033,835
Thrifts & Mortgage Finance — 0.2%
MGIC Investment Corp.	674,220	9,169,392
New York Community Bancorp. Inc.	897,956	9,895,475
TFS Financial Corp.	97,502	1,979,291
UWM Holdings Corp., Class A(b)	44,089	372,552
		21,416,710
Trading Companies & Distributors — 0.7%
Air Lease Corp.	212,609	8,874,300
Fastenal Co.	129,387	6,728,124
MSC Industrial Direct Co. Inc., Class A	89,473	8,028,412
SiteOne Landscape Supply Inc.(a)	42,111	7,127,708
United Rentals Inc.(a)	94,227	30,059,355
Univar Solutions Inc.(a)	332,961	8,117,589
Watsco Inc.	65,150	18,674,596
WW Grainger Inc.	15,760	6,902,880
		94,512,964
Water Utilities — 0.5%
American Water Works Co. Inc.	364,147	56,125,977

Schedule of Investments (unaudited) (continued)	iShares® Russell Mid-Cap Value ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Water Utilities (continued)
Essential Utilities Inc.	446,381	$20,399,612
		76,525,589

Total Common Stocks — 99.7%
(Cost: $11,117,826,069)		14,166,164,282

Short-Term Investments

Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(c)(d)(e)	179,528,775	179,636,493
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	17,040,000	17,040,000
		196,676,493

Total Short-Term Investments — 1.4%
(Cost: $196,493,624)		196,676,493

Total Investments in Securities — 101.1%
(Cost: $11,314,319,693)		14,362,840,775

Other Assets, Less Liabilities — (1.1)%		(159,194,481)

Net Assets — 100.0%		$14,203,646,294

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$235,625,516	$—	$(55,990,807)	(a)	$8,480	$(6,696)	$179,636,493	179,528,775	$233,753	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	18,090,000	—	(1,050,000)	(a)	—	—	17,040,000	17,040,000	609		—
					$8,480	$(6,696)	$196,676,493		$234,362		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	30	09/17/21	$6,433	$45,803
S&P MidCap 400 E-Mini Index	108	09/17/21	29,078	(219,401)
				$(173,598)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued)	iShares® Russell Mid-Cap Value ETF
June 30, 2021

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$14,166,164,282	$—	$—	$14,166,164,282
Money Market Funds	196,676,493	—	—	196,676,493
	$14,362,840,775	$—	$—	$14,362,840,775
Derivative financial instruments(a)
Assets
Futures Contracts	$45,803	$—	$—	$45,803
Liabilities
Futures Contracts	(219,401)	—	—	(219,401)
	$(173,598)	$—	$—	$(173,598)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations – Equity

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust